Fair Value Measurements and Fair Value of Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Line Items]
Summary of Carrying Values and Fair Value Of Financial Instruments
The following tables display the carrying values and fair values of financial instruments.

		As of June 30, 2021			As of December 31, 2020
Assets on the Consolidated Balance Sheets		Carrying Value	Unrealized Losses	Fair Value	Carrying Value	Unrealized Losses	Fair Value
Cash	Level 1	$13,530	$—	$13,530	32,723	$—	$32,723
Money market funds	Level 1	40,004	—	40,004	5,895	—	5,895

Total		$53,534	$—	$53,534	$38,618	$—	$38,618

		As of June 30, 2021		As of December 31, 2020
Liabilities on the Consolidated Balance Sheets		Carrying Value(1)	Fair Value	Carrying Value(1)	Fair Value
Term loan	Level 2	$4,027	$4,061	$4,820	$4,913

Total liabilities		$4,027	$4,061	$4,820	$4,913

The following tables display the carrying values and fair values of financial instruments.

Assets on the Consolidated Balance Sheets		As of December 31, 2020			As of December 31, 2019
		Carrying Value	Unrealized Losses	Fair Value	Carrying Value	Unrealized Losses	Fair Value
Cash	Level 1	$32,723	$—	$32,723	15,385	$—	$15,385

Money market funds	Level 1	5,895	—	5,895	6,039	—	6,039

Total		$38,618	$—	$38,618	$21,424	$—	$21,424

Liabilities on the Consolidated Balance Sheets		As of December 31, 2020		As of December 31, 2019
		Carrying Value(1)	Fair Value	Carrying Value(1)	Fair Value
Revolving line of credit	Level 2	$—	$—	$4,802	$4,837

Term loan	Level 2	4,820	4,913	5,000	5,108

Convertible note	Level 2	—	—	7,500	7,500

Total liabilities		$4,820	$4,913	$17,302	$17,445

(1)	The carrying values are shown exclusive of discounts and other offsets.

Fifth Wall Acquisition Corp [Member]
Fair Value Disclosures [Line Items]
Summary of Company's Assets that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$345,016,945	—	—